Basic and Diluted Net Loss per Share - Earnings Per Share Computation (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021 shares
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	159,498